Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Taxes [Abstract]
Schedule of reconciliation between statutory and effective income tax
The following table reconciles the Company’s theoretical tax expense to its effective tax expense:

	For the year ended December 31,
(in thousands of euros)	2020	2019	2018
Net loss	(33,590)	(50,915)	(30,345)
Effective tax expense	9	3	—
Recurring loss before tax	(33,581)	(50,912)	(30,345)
Theoretical tax rate (statutory rate in France)	28.00%	31.00%	33.33%
Theoretical tax (benefit) expense	(9,403)	(15,782)	(10,115)
Share-based payment	819	1,339	622
Other temporary differences	(6)	(1)	(17)
Other non-taxable items	(540)	(736)	(1,084)
Unrecognized tax losses	9,138	15,177	10,593
Effective tax expense	(9)	(3)	—
Effective tax rate	0.00%	0.00%	0.00%